Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
October 31, 2024
AGRE-NPRT1-1224
1.9879813.108
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 6.0%
Real Estate - 6.0%
Industrial REITs - 1.1%
Goodman Group unit	2,940	70,206
Retail REITs - 2.7%
Charter Hall Retail REIT	33,138	73,364
Scentre Group unit	43,029	98,651
		172,015
Specialized REITs - 2.2%
Arena REIT unit	29,320	77,103
National Storage REIT unit	38,116	62,708
		139,811
TOTAL AUSTRALIA		382,032
BELGIUM - 0.8%
Real Estate - 0.8%
Residential REITs - 0.8%
Xior Student Housing NV (a)	1,496	49,957
Xior Student Housing NV rights (b)	1,190	675

TOTAL BELGIUM		50,632
CANADA - 3.4%
Real Estate - 3.4%
Industrial REITs - 1.5%
Dream Industrial Real Estate Investment Trust	9,843	93,457
Residential REITs - 1.9%
Boardwalk Real Estate Investment Trust	2,328	120,885
TOTAL CANADA		214,342
FRANCE - 2.2%
Real Estate - 2.2%
Diversified REITs - 1.5%
Covivio SA/France	1,619	92,104
Industrial REITs - 0.1%
ARGAN SA (b)	120	8,876
Retail REITs - 0.6%
Unibail-Rodamco-Westfield unit	439	35,757
TOTAL FRANCE		136,737
GERMANY - 1.7%
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
LEG Immobilien SE	483	45,614
Vonovia SE	1,964	64,432

TOTAL GERMANY		110,046
HONG KONG - 1.5%
Real Estate - 1.5%
Real Estate Management & Development - 0.4%
Sun Hung Kai Properties Ltd	2,469	26,734
Retail REITs - 1.1%
Link REIT	14,448	67,320
TOTAL HONG KONG		94,054
JAPAN - 7.5%
Real Estate - 7.5%
Industrial REITs - 2.8%
GLP J-REIT	28	24,621
LaSalle Logiport REIT	92	87,544
Mitsui Fudosan Logistics Park Inc	100	66,581
		178,746
Real Estate Management & Development - 3.8%
Katitas Co Ltd	2,514	31,875
Mitsubishi Estate Co Ltd	6,784	100,322
Mitsui Fudosan Co Ltd	12,525	106,868
		239,065
Residential REITs - 0.9%
Advance Residence Investment Corp	28	56,266
TOTAL JAPAN		474,077
NETHERLANDS - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV (a)(c)	770	12,831
SINGAPORE - 2.9%
Real Estate - 2.9%
Real Estate Management & Development - 0.6%
UOL Group Ltd	9,907	40,031
Retail REITs - 2.3%
CapitaLand Integrated Commercial Trust	81,180	123,335
Mapletree Pan Asia Commercial Trust	23,063	22,651
		145,986
TOTAL SINGAPORE		186,017
SPAIN - 1.1%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Neinor Homes SA (a)(c)	1,200	19,683
Real Estate - 0.8%
Diversified REITs - 0.8%
Merlin Properties Socimi SA	4,528	50,534
TOTAL SPAIN		70,217
SWEDEN - 1.8%
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
Catena AB	2,063	94,296
Swedish Logistic Property AB B Shares (b)	5,951	21,001

TOTAL SWEDEN		115,297
UNITED KINGDOM - 8.0%
Real Estate - 8.0%
Diversified REITs - 0.9%
British Land Co PLC/The	4,818	24,763
LondonMetric Property PLC	13,867	34,689
		59,452
Health Care REITs - 1.2%
Assura PLC	142,075	73,719
Industrial REITs - 0.3%
Segro PLC	2,356	23,854
Office REITs - 0.6%
Great Portland Estates PLC	3,800	15,361
Helical PLC	8,223	21,164
		36,525
Real Estate Management & Development - 2.6%
Grainger PLC	55,773	163,251
Residential REITs - 1.3%
UNITE Group PLC/The	7,089	80,029
Retail REITs - 1.1%
Shaftesbury Capital PLC	38,877	68,026
TOTAL UNITED KINGDOM		504,856
UNITED STATES - 62.5%
Real Estate - 62.5%
Health Care REITs - 9.2%
Ventas Inc	4,040	264,580
Welltower Inc	2,325	313,596
		578,176
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties Inc	249	26,655
Industrial REITs - 11.4%
Americold Realty Trust Inc	3,489	89,598
Prologis Inc	4,644	524,493
STAG Industrial Inc Class A	1,780	66,358
Terreno Realty Corp	688	41,246
		721,695
Residential REITs - 15.0%
American Homes 4 Rent Class A	3,144	110,795
Camden Property Trust	516	59,748
Elme Communities	1,533	25,861
Equity LifeStyle Properties Inc	462	32,395
Equity Residential	2,145	150,944
Flagship Communities REIT Class A	6,044	88,907
Invitation Homes Inc	2,490	78,211
Mid-America Apartment Communities Inc	571	86,415
Sun Communities Inc	1,114	147,806
UDR Inc	3,913	165,089
		946,171
Retail REITs - 10.7%
Acadia Realty Trust	570	13,959
Curbline Properties Corp	1,676	37,928
FrontView REIT Inc	650	12,129
InvenTrust Properties Corp	320	9,423
Kimco Realty Corp	8,119	192,583
Macerich Co/The	1,697	31,734
NNN REIT Inc	3,712	161,249
Phillips Edison & Co Inc	959	36,260
Regency Centers Corp	715	51,080
SITE Centers Corp	888	14,164
Tanger Inc	1,205	40,042
Urban Edge Properties	3,378	75,127
		675,678
Specialized REITs - 15.8%
CubeSmart	1,888	90,322
Digital Realty Trust Inc	1,162	207,103
Equinix Inc	444	403,188
Extra Space Storage Inc	323	52,746
Four Corners Property Trust Inc	1,190	32,796
Public Storage Operating Co	625	205,663
		991,818
TOTAL UNITED STATES		3,940,193
TOTAL COMMON STOCKS (Cost $5,369,568)		6,291,331

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $32,339)	4.87	32,333	32,339

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,401,907)	6,323,670
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,289)
NET ASSETS - 100.0%	6,315,381

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $82,471 or 1.3% of net assets.

(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,514 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	34,600	367,829	370,090	627	-	-	32,339	0.0%
Total	34,600	367,829	370,090	627	-	-	32,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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